Condensed Statements of Changes in Stockholders’ Equity (Deficit) - USD ($)		Class A Common Stock	Class B Common Stock	Additional Paid-in Capital	Retained earnings (Accumulated Deficit)	Total
Balance at Nov. 04, 2020
Balance (in Shares) at Nov. 04, 2020
Issuance of Class B common stock to Sponsor	[1]		$ 863	24,137		25,000
Issuance of Class B common stock to Sponsor (in Shares)	[1]		8,625,000
Net income (loss)					(1,000)	(1,000)
Balance at Dec. 31, 2020			$ 863	24,137	(1,000)	24,000
Balance (in Shares) at Dec. 31, 2020			8,625,000
Accretion for Class A common stock to redemption amount				(24,137)	(33,948,742)	(33,972,879)
Net income (loss)					7,217,864	7,217,864
Balance at Mar. 31, 2021			$ 863		(26,731,878)	(26,731,015)
Balance (in Shares) at Mar. 31, 2021			8,625,000
Net income (loss)					(1,075,614)	(1,075,614)
Balance at Jun. 30, 2021			$ 863		(27,807,492)	(27,806,629)
Balance (in Shares) at Jun. 30, 2021			8,625,000
Net income (loss)					4,199,798	4,199,798
Balance at Sep. 30, 2021			$ 863		$ (23,607,694)	$ (23,606,831)
Balance (in Shares) at Sep. 30, 2021			8,625,000

[1]	Includes an aggregate of up to 1,125,000 shares of Class B common stock subject to forfeiture if the over-allotment option is not exercised in full or in part by the underwriter (see Note 5). On December 11, 2020, the Company effected a 47.91667-for-1 stock split and on February 11, 2021, the Company effected a stock dividend of 1.2 shares of Class B common stock for each share of Class B common stock outstanding prior to the dividend, resulting in 8,625,000 shares of Class B common stock being issued and outstanding.